Average Annual Total Returns - BlackRock Mid Cap Dividend Fund	Aug. 28, 2020
RussellMidcapValueIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	27.06%
5 Years	7.62%
10 Years	12.41%	[1]
Investor A
Average Annual Return:
1 Year	22.45%
5 Years	6.44%
10 Years	10.61%	[1]
Investor A | After Taxes on Distributions
Average Annual Return:
1 Year	21.00%
5 Years	3.49%
10 Years	8.47%	[1]
Investor A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.77%
5 Years	4.22%
10 Years	8.13%	[1]
Investor C
Average Annual Return:
1 Year	27.22%
5 Years	6.77%
10 Years	10.27%	[1]
Institutional
Average Annual Return:
1 Year	29.55%
5 Years	7.88%
10 Years	11.53%	[1]
Class R
Average Annual Return:
1 Year	28.91%
5 Years	7.29%
10 Years	10.85%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended January 31, 2010 in a settlement of litigation.